Other Current Assets (Details) - Schedule of Other Current Assets ¥ in Thousands, $ in Thousands		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Other Current Assets [Abstract]
Prepaid operating costs		¥ 4,210
Prepaid miscellaneous daily expenses		28,452		4,523
Equity investments with readily determinable fair value	[1]	13,776
Excess input value-added tax (“VAT”) credits	[2]	1,832		1,268
Prepaid contributions of staff employee benefit		483		589
Other current assets		¥ 48,753	$ 6,708	¥ 6,380

[1]	This is an amount representing an equity investment of AIX in Cheche Technology Inc. (“Cheche”), which was listed in Nasdaq on September 18, 2023. As of June 30, 2024, the Group holds 3.1645% equity interests in Cheche. The Group measures the equity security in Cheche at fair value and recorded a loss of RMB82,527 from fair value change in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2024.
[2]	The excess input VAT credits represented VAT already paid or borne by the Group’s PRC entities that are qualified as general VAT taxpayers on the goods purchased which will be utilized to offset against future output VAT when calculating the VAT payable. The VAT balance is recorded either in other current liabilities or other current assets on the consolidated balance sheets. As discussed in Note 2 (ad), the Group reclassified the balance of excess input VAT credits as of June 30, 2023 from other payables and accrued expenses to other current assets in order to achieve comparability in the consolidated balance sheets.